INCOME TAXES (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 15,573,000
Tax Credit Carryforward, Limitations on Use	a cumulative stock ownership change of greater than 50%, as defined, over a three-year period
Minimum [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards, Expiration Date 1	2028
Maximum [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards, Expiration Date 1	2034